UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24f-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:
AllianceBernstein Large Cap Growth Fund, Inc.
1345 Avenue of the Americas
New York, New York  10105
2.	The name of each series of class of
securities for which this Form is filed
(If the Form is being filed for all series
and classes of the issuer, check the box
but do not list series or classes):
X
Fund name:
3.Investment Company Act File Number:
811-06730
Securities Act File Number :
033-49530
4(a).	Last Day of Fiscal Year for
which this Form is filed:
July 31, 2012
4(b).Check box if this Form is being
filed late (i.e., more than 90
calendar days after the end of the
issuer's fiscal year).
4(c).Check box if this is the last
time the issuer will be filing this Form.
5.	Calculation of registration fee:
(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section 24 (f):
$204,438,284
(ii)	Aggregate sale price of securities
redeemed or repurchased during the fiscal year:
$396,182,665
(iii)	Aggregate price of securities
redeemed or repurchased during any prior
fiscal year ending no earlier than
October 11, 1995 that were not previously
used to reduce registration fees payable
to the Commission:
$9,268,894,819
(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]:
-	" $9,665,077,484 "
(v)	Net Sales:
$-
(vi)	Redemption credits available for
use in future years:
$(9,460,639,200)
(vii)	Multiplier for determining
registration fee:
x	0.0001364
(viii)	Registration Fee Due:
=	$0.00
6.	Prepaid Shares
If the response to Item 5(i) was determined
by deducting an amount of securities that
were registered under the Securities Act of 1933
pursuant to rule 24e-2 as in effect before
October 11, 1997, then report the
amount of securities (number of shares or
other units) deducted here:
If there is a number of shares or other units
that were registered pursuant to rule 24e-2
remaining unsold at the end of the fiscal year
for which this form is filed that are available
for use by the issuer in future fiscal years,
then state that number here:
-
7.	Interest due -- if this Form is being
filed more than 90 days after the end of the
issuer's fiscal year:
+	 $-
8.	Total amount of the registration fee
due plus any interest due [line 5(viii) plus
line 7]:
 $-
9.	Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:
N/A
Method of Delivery:
x	Wire Transfer
Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.
By (Signature and Title)*:
Phyllis J. Clarke, Controller
Date: October 17, 2012
*  Please print or type the name and
title of the signing officer below
the signature.